INCOME TAX (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Profit (Loss) before taxes on income		$ 37,259	$ 38,532	$ (18,984)
Tax using the Company's domestic tax rate		8,570	8,862	(4,366)
Additional tax (tax saving) in respect of:
Non-deductible expenses net of non - taxable income	[1]	962	575	3,329
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes		(215)	(2,337)	0
Effect of reduced tax rate in Israel for Preferred Enterprise status		(815)	1,394	4,963
Differences in previous tax assessments		0	2,282	0
Recognition of previously unrecognized tax losses and benefits		(1,922)	(4,224)	(4,942)
Change in temporary differences for which deferred taxes are not recognized		378	(1,411)	656
Effect of different tax rates in foreign jurisdictions		5,258	(2,046)	2,863
Tax expenses (benefit)		$ 12,216	$ 3,095	$ 2,503
Effective income tax rate		33.00%	8.00%	(13.00%)
Israel
Disclosure Of Income Tax [Line Items]
Tax calculated according to the Company’s domestic tax rate		23.00%	23.00%	23.00%
Additional tax (tax saving) in respect of:
Tax expenses (benefit)		$ (173)	$ 4,935	$ (5,352)

[1]	including non- deductible share-based compensation expenses.